Note 10 - Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018
Net sales	$ 42,203,066	$ 43,326,080	$ 53,432,029	$ 48,193,318	$ 43,962,778	$ 28,033,521	$ 26,077,710	$ 23,083,269	$ 187,154,493	$ 121,157,278
Coil [Member]
Net sales									124,555,478	90,132,804
Coil [Member] | Prime Coil [Member]
Net sales									106,436,452	71,192,758
Coil [Member] | Secondary Coil [Member]
Net sales									16,867,632	17,719,898
Coil [Member] | Customer Owned [Member]
Net sales									1,251,394	1,220,148
Tubular [Member]
Net sales									62,599,015	31,024,474
Tubular [Member] | Manufactured Pipe [Member]
Net sales									45,689,886	21,239,983
Tubular [Member] | Mill Reject Pipe [Member]
Net sales									16,072,129	7,708,697
Tubular [Member] | Pipe Finishing Services [Member]
Net sales									$ 837,000	$ 2,075,794